Share-based compensation - Summary of Black-Scholes Option-Pricing Models (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Payments [Line Items]
Weighted-average share price (in dollars per share)	$ 607.82	$ 275.89	$ 128.33
Bottom of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	39.90%	49.90%	51.50%
Risk-free interest rate (%)	3.50%	3.50%	3.50%
Expected life of stock options (years)	2 years 7 months 6 days	2 years 7 months 6 days	2 years 7 months 6 days
Top of Range
Disclosure Of Share Based Payments [Line Items]
Expected volatility (%)	54.00%	57.60%	61.20%
Risk-free interest rate (%)	4.40%	4.90%	4.90%
Expected life of stock options (years)	4 years 9 months 18 days	4 years 9 months 18 days	4 years 9 months 18 days